Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of comprehensive income [abstract]
Profit after tax	$ 102,617	$ 116,769	$ 105,433
Items that will not be reclassified to profit or loss:
Pension adjustment, net of tax	(1,164)	(610)	(104)
Items that will be reclassified subsequently to profit or loss:
Current period gain	2,684	8,717	13,582
Net change in time value of option contracts designated as cash flow hedges	(1,204)	(2,919)	(2,484)
Reclassification to profit or loss	(3,555)	(13,409)	(486)
Foreign currency translation gain/(loss)	36,713	(42,196)	(37,230)
Income tax (expense)/benefit relating to above	(1,089)	2,939	(1,877)
Other comprehensive income/(loss), net of taxes - Items that will be reclassified subsequently to profit or loss	33,549	(46,868)	(28,495)
Total other comprehensive inome/(loss), net of taxes	32,385	(47,478)	(28,599)
Total comprehensive income	$ 135,002	$ 69,291	$ 76,834